Financial assets and liabilities and impacts on statements of consolidated operations - Impact of the financial assets and liabilities on the statements of consolidated operations (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes (as restated)
Disclosure of detailed information about financial instruments [line items]
Change in fair value	€ (10,080)	€ (1,867)	€ 0
Convertible notes and non-convertible bonds (as restated)
Disclosure of detailed information about financial instruments [line items]
Interest	(817)	(1,125)	(189)
Change in fair value			0
Advances
Disclosure of detailed information about financial instruments [line items]
Interest	€ (24)	€ (33)	(33)
Change in fair value			€ 0